COVER LETTER

August 6, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Select T. Rowe Price International Equity Fund, dated February 1, 2020, as filed under Rule 497(e) on July 30, 2020. The purpose of this filing is to submit the 497(e) filing dated July 30, 2020 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon

Lead Counsel, Registered Retirement Products & Mutual Funds, Massachusetts Mutual Life Insurance Company